Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 4 - Stockholders' Equity

Preferred Stock - Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares of preferred stock as Series B Preferred Stock and 90,000 shares of preferred stock as Series A Junior Participating Preferred Stock. No shares of Series B Preferred Stock or Series A Junior Participating Preferred Stock are outstanding.

Series B Preferred Stock/Socius Purchase Agreement - On December 22, 2011, we entered into a Securities Purchase Agreement with Socius CG II, Ltd., or Socius, pursuant to and subject to the conditions of which, we had the right, in our sole discretion, over a term of two years, to demand through the delivery of separate tranche notices that Socius purchase up to a total of $5 million of Series B Preferred Stock. The delivery of a tranche notice by us to Socius would have triggered the automatic vesting and automatic exercise of both the additional investment right to purchase shares of our common stock that we granted to Socius in the purchase agreement, and the warrant to purchase shares of our common stock that we issued to Socius on December 29, 2011 upon the closing of the purchase agreement. On March 20, 2012, we notified Socius that we were terminating the purchase agreement, effective thirty (30) days from the date of such notice. We did not deliver any tranche notices to Socius during the term of the facility created by the purchase agreement, and as a result we did not issue, and are under no obligation to issue, any shares of Series B Preferred Stock, or any shares of our common stock issuable upon the automatic exercise of the additional investment right and the warrant, to Socius.

Upon the closing of the purchase agreement, on December 29, 2011 we delivered to Socius an unvested and therefore unexercisable warrant to purchase up to 1,305,970 shares of our common stock at an initial exercise price of $1.34 per share. The exercise price of the warrant and the number of shares of common stock issuable upon exercise thereof were subject to adjustment from time to time. In connection with each tranche notice delivered to Socius under the purchase agreement, a portion of the warrant equal to a number of shares calculated by dividing (1) 37% of the dollar amount of the tranche of Series B Preferred Stock by (2) the closing bid price of the common stock for the most recently completed trading day prior to the delivery or deemed delivery of the tranche notice would vest and be automatically exercised. At each time of delivery or deemed delivery of a tranche notice, the number of shares of common stock underlying the warrant would also be adjusted immediately prior to the automatic exercise such that after such adjustment the aggregate exercise price for the adjusted number of shares would be equal to the aggregate exercise price in effect immediately prior to such adjustment. The warrant expired unexercisable in April 2012 as a result of our termination of the facility created by the purchase agreement.

Stockholder Rights Plan - In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. The preferred share purchase rights expire on March 17, 2013. We have designated 90,000 shares of preferred stock as Series A Junior Participating Preferred stock.

Common Stock - Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. On July 14, 2011, our shareholders approved a proposal to change our capital structure by increasing the number of authorized shares of common stock from 90,000,000 to 180,000,000.

In February 2011, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $4.5 million from an offering of 637,500 units, each comprised of one share of our common stock and 0.1746 of a warrant, each to purchase one share of our common stock, at a purchase price of $8.00 per unit. We issued an aggregate of 637,500 shares of common stock and warrants to purchase up to an aggregate of 111,308 shares of our common stock in connection with this offering.

In May 2011, in connection with a public offering that we conducted utilizing a registration statement on Form S-1 which was declared effective by the SEC on May 11, 2011, we received net proceeds of approximately $6.3 million from an offering of an aggregate of (i) 2,231,850 units and (ii) 2,231,850 Series B Warrants, each to purchase one unit, at a purchase price of $3.90 per unit. Each unit consists of (x) one share of common stock and (y) one Series A Warrant to purchase one share of common stock. Prior to their July 12, 2011 expiration date, 2,229,350 Series B Warrants were exercised which resulted in additional net proceeds of approximately $3.1 million.

In September 2011, we entered into an agreement to terminate our lease for 3450 Monte Villa Parkway, Bothell, Washington, which eliminated our future lease obligations, and pursuant to which we issued 780,000 shares of our common stock to certain affiliates of the landlord. The estimated fair value of the shares issued was approximately $1.5 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as a decrease to the previously recorded restructuring liability. We agreed to prepare and file with the SEC, on or before February 1, 2012, a registration statement on Form S-3 covering the resale of all of such shares, and to use our continuing best efforts to cause such registration statement to be become and remain effective for so long as the landlord's affiliates hold any shares. If the resale registration statement is not initially filed on or before February 1, 2012, or declared effective by the SEC by April 1, 2012, each a registration default, we agreed to pay the landlord $10,000 for each month or portion thereof that the registration default continues. We have not filed a registration statement on Form S-3 and we have recorded a liability for $20,000 for the registration default for the months of February and March 2012.

On October 11, 2011, we entered into the Purchase Agreement with Lincoln Park Capital ("LPC"), whereby LPC agreed to purchase up to $15 million of our common stock over a thirty (30) month period. We also entered into a registration rights agreement with LPC pursuant to which we agreed to file a registration statement related to the transaction with the SEC covering the shares that have been issued or may be issued to LPC under the Purchase Agreement. The SEC declared the registration statement effective on October 31, 2011. Pursuant to the Purchase Agreement, we had the right, in our sole discretion, over a 30-month period following the effective date of the registration statement to sell up to $15 million of our common stock to LPC, depending on certain conditions as set forth in the Purchase Agreement.

There were no upper limits to the price LPC may pay to purchase shares of our common stock, and the purchase price of the shares related to the future funding under the Purchase Agreement was based on the prevailing market prices of the common stock immediately preceding the time of sales without any fixed discount. LPC did not have the right or the obligation to purchase any shares of our common stock on any business day that the price of the common stock was below the floor price of $1.00 per share as set forth in the Purchase Agreement. We could not issue more than 1,777,913 shares in connection with the Purchase Agreement, unless the average purchase price of all shares of common stock issued by us to LPC equaled or exceeded $2.25 per share.

In consideration for entering into the Purchase Agreement, we issued to LPC 145,279 shares of common stock as a commitment fee and were required to issue to LPC up to 290,557 shares of common stock pro rata when and if LPC purchased, at our discretion, the $15 million of common stock over the 30-month period. We also issued to LPC an additional 5,000 shares of common stock as an expense reimbursement. We terminated the Purchase Agreement effective March 20, 2012. Prior to the termination of the Purchase Agreement, we issued a total of 1,544,901 shares to LPC under this agreement and received proceeds of approximately $1.8 million in 2011.

In March 2012, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $1.1 million from a registered direct offering of 1,600,002 units, each comprised of one share of our common stock and 0.5 of a warrant, each to purchase one share of our common stock, at a purchase price of $0.75 per unit. We issued an aggregate of 1,600,002 shares of common stock and warrants to purchase up to an aggregate of 800,001 shares of our common stock in connection with this offering.

In August, October and November 2012 we issued to eleven of our vendors an aggregate of approximately 3.8 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million. We also agreed to issue an additional 87,254 shares to settle approximately $20,000 in amounts due to one vendor contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

Effective as of October 1, 2012, we entered into a Lease Termination Agreement with Ditty Properties Limited Partnership (the "Landlord") with respect to our facilities located at 3830 Monte Villa Parkway, Bothell, WA. As additional consideration, we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

NASDAQ Deficiency Notice - On March 25, 2011, we received a letter from the Listing Qualifications Department of The NASDAQ Stock Market ("NASDAQ") notifying us that we were not in compliance with the minimum $1.00 per share minimum bid price requirement for continued inclusion on The NASDAQ Global Market set forth in NASDAQ Marketplace Rule 5450(a)(1) (the "Rule"), as a result of the bid price of our common stock having closed below $1.00 for the 30 consecutive business days prior to the date of the letter. NASDAQ's letter advised us that we had until September 21, 2011 to regain compliance with the Rule.

We did not regain compliance with the Rule on or prior to September 21, 2011 and, accordingly, on September 22, 2011, we received a staff determination letter from NASDAQ stating that our common stock would be subject to delisting from The Nasdaq Global Market as a result of the deficiency. Following a hearing before the NASDAQ Listing Qualifications Panel on October 27, 2011, the Listing Qualifications Panel allowed us until January 31, 2012 to regain compliance with the Rule. On February 1, 2012, we were notified that the Listing Qualifications Panel had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX tier of the OTC Markets commencing on February 2, 2012, and it continued to trade on the OTCQX tier of the OTC Markets until July 10, 2012, following which it began trading on the OTC Pink tier of the OTC Markets.

Warrants - In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations.

On February 7, 2011, the exercise price of warrants to purchase 68,626 shares which we issued in November 2010 was adjusted to $10.60 per share. These warrants are no longer subject to adjustment except in connection with stock splits, dividends, and other similar events.

In February 2011, as part of a public offering, we issued warrants to purchase 111,308 shares of common stock at an exercise price of $8.00 per share. The warrants are exercisable until February 15, 2018, and the exercise price of such warrants is not subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of the warrants.

In May 2011, as part of a public offering, we issued 2,231,850 Series A Warrants to purchase shares of common stock at an initial exercise price of $3.90 per share, which exercise price is subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of such warrants. The Series A Warrants are exercisable during the period beginning on May 21, 2012 and ending on May 21, 2017. As a result of the issuance of warrants to the holders of our secured notes payable, the exercise price of the Series A Warrants adjusted to $0.508 per share in February 2012, and adjusted to $0.28 per share in August 2012. In May 2012, we issued 187,006 shares of common stock as a result of the exercise of 440,000 Series A Warrants on a cashless basis.

In May 2011, we also issued 2,231,850 Series B Warrants, each to purchase one unit consisting of one share of common stock and one Series A Warrant, at an initial exercise price of $3.10 per unit, subject to adjustment, during the period ending on July 12, 2011. From May 20, 2011 to June 30, 2011, 712,150 of the Series B Warrants were exercised, resulting in proceeds of approximately $2.2 million and the issuance of an additional 712,150 Series A Warrants. As per the terms of the Series B Warrants, the exercise price of the Series B Warrants adjusted to $1.28 per unit at the close of trading on July 5, 2011, which adjustment was retroactively effective to June 29, 2011. Holders of the Series B Warrants that were exercised during the period beginning on June 29, 2011 and ending on July 5, 2011 were entitled to a refund of a portion of their previously paid exercise price if the exercise price adjusted to less than $3.10 per unit. The amount of the refund for each Series B Warrant was equal to the difference between the initial exercise price of the Series B Warrant ($3.10 per unit) and the adjusted exercise price of the Series B Warrant ($1.28 per unit). An aggregate of 600,500 Series B Warrants were exercised on June 29 and June 30, with respect to which we paid a refund in the aggregate amount of approximately $1.1 million to the warrant holders on July 6, 2011 and the remaining $0.4 million was reclassified to equity. From July 1, 2011 to the expiration date of July 12, 2011, 1,517,200 Series B Warrants were exercised resulting in additional net proceeds of approximately $2.0 million and the issuance of an additional 1,517,200 Series A Warrants. Total net proceeds received from the exercises of the Series B Warrants was approximately $3.1 million. On July 12, 2011, the remaining 2,500 Series B Warrants expired unexercised.

On February 10, 2012, we entered into a Note and Warrant Purchase Agreement pursuant to which we issued to certain accredited investors 15% secured promissory notes in the aggregate principal amount of $1.5 million and warrants to purchase up to 3,690,944 shares of common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The purchase agreement and the notes issued pursuant thereto have been amended to extend the maturity date of the notes from May 14, 2012 until December 31, 2012, to issue warrants to purchase up to an additional 3,199,848 shares of our common stock to the noteholders, and to decrease the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share. As a result of the amendments to the purchase agreement and notes we issued the following warrants: (i) in April 2012 we issued 489,033 warrants at an exercise price of $0.56 per share; (ii) in May 2012 we issued 425,100 warrants at an exercise price of $0.64 per share; (iii) in August 2012 we issued 1,250,000 warrants at an exercise price of $0.28 per share and adjusted the exercise price of all of the outstanding warrants issued to the noteholders to $0.28; and (iv) in October 2012 we issued 1,035,715 warrants at an exercise price of $0.28 per share. In addition, we and the noteholders agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied our obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

On March 22, 2012, as part of a registered direct offering of shares of our common stock and warrants to purchase shares of our common stock, we entered into a Securities Purchase Agreement pursuant to which we issued warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable, and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

The following summarizes warrant activity during the nine months ended September 30, 2012:

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants issued	6,809,705	0.52
Warrants expired	(1,380,597)	1.34
Warrants exercised	(440,000)	0.51
Warrants outstanding, September 30, 2012	11,251,086	$2.26

Subscription investment units - In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 242,355 shares of common stock at a per share exercise price equal to the lesser of (i) $22.10, and (ii) 90% of the quotient of (x) the sum of the three lowest volume-weighted average price of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). On March 5, 2012, the remaining 25,000 subscription investment units expired unexercised.

Note 5 - Stockholders' Equity

Preferred Stock - Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock and 90,000 shares as Series A Junior Participating Preferred Stock. No shares of Series B Preferred Stock or Series A Junior Participating Preferred Stock are outstanding.

Series B Preferred Stock/Socius Purchase Agreement - On December 22, 2011, we entered into a Securities Purchase Agreement with Socius CG II, Ltd., or Socius, pursuant to and subject to the conditions of which, we had the right, in our sole discretion, over a term of two years, to demand through the delivery of separate tranche notices that Socius purchase up to a total of $5 million of Series B Preferred Stock. The delivery of a tranche notice by us to Socius would have triggered the automatic vesting and automatic exercise of both the additional investment right to purchase shares of our common stock that we granted to Socius in the purchase agreement, and the warrant to purchase shares of our common stock that we issued to Socius on December 29, 2011 upon the closing of the purchase agreement. On March 20, 2012, we notified Socius that we were terminating the purchase agreement, effective thirty (30) days from the date of such notice. We did not deliver any tranche notices to Socius during the term of the facility created by the purchase agreement, and as a result we did not issue, and are under no obligation to issue, any shares of Series B Preferred Stock, or any shares of our common stock issuable upon the automatic exercise of the additional investment right and the warrant, to Socius.

Upon the closing of the purchase agreement, on December 29, 2011 we delivered to Socius an unvested and therefore unexercisable warrant to purchase up to 1,305,970 shares of our common stock at an initial exercise price of $1.34 per share. The exercise price of the warrant and the number of shares of common stock issuable upon exercise thereof were subject to adjustment from time to time. In connection with each tranche notice delivered to Socius under the purchase agreement, a portion of the warrant equal to a number of shares calculated by dividing (1) 37% of the dollar amount of the tranche of Series B Preferred Stock by (2) the closing bid price of the common stock for the most recently completed trading day prior to the delivery or deemed delivery of the tranche notice would vest and be automatically exercised. At each time of delivery or deemed delivery of a tranche notice, the number of shares of common stock underlying the warrant would also be adjusted immediately prior to the automatic exercise such that after such adjustment the aggregate exercise price for the adjusted number of shares would be equal to the aggregate exercise price in effect immediately prior to such adjustment. The warrant expired unexercisable in April 2012 as a result of our termination of the facility created by the purchase agreement.

Stockholder Rights Plan - In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. The preferred share purchase rights expire on March 17, 2013. We have designated 90,000 shares of preferred stock as Series A Junior Participating Preferred stock.

Common Stock - Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. On July 14, 2011, our shareholders approved a proposal to change our capital structure by increasing the number of authorized shares of common stock from 90,000,000 to 180,000,000.

In February 2011, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $4.5 million from an offering of 637,500 units, each comprised of one share of our common stock and 0.1746 of a warrant, each to purchase one share of our common stock, at a purchase price of $8.00 per unit. We issued an aggregate of 637,500 shares of common stock and warrants to purchase up to an aggregate of 111,308 shares of our common stock in connection with this offering.

In May 2011, in connection with a public offering that we conducted utilizing a registration statement on Form S-1 which was declared effective by the SEC on May 11, 2011, we received net proceeds of approximately $6.3 million from an offering of an aggregate of (i) 2,231,850 units and (ii) 2,231,850 Series B Warrants, each to purchase one unit, at a purchase price of $3.90 per unit. Each unit consists of (x) one share of common stock and (y) one Series A Warrant to purchase one share of common stock. Prior to their July 12, 2011 expiration date, 2,229,350 Series B Warrants were exercised which resulted in additional net proceeds of approximately $3.1 million.

In September 2011, we entered into an agreement to terminate our lease for 3450 Monte Villa Parkway, Bothell, Washington, which eliminated our future lease obligations, and pursuant to which we issued 780,000 shares of our common stock to certain affiliates of the landlord. The estimated fair value of the shares issued was approximately $1.5 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as a decrease to the previously recorded restructuring liability. We agreed to prepare and file with the SEC, on or before February 1, 2012, a registration statement on Form S-3 covering the resale of all of such shares, and to use our continuing best efforts to cause such registration statement to be become and remain effective for so long as the landlord's affiliates hold any shares. If the resale registration statement is not initially filed on or before February 1, 2012, or declared effective by the SEC by April 1, 2012, each a registration default, we agreed to pay the landlord $10,000 for each month or portion thereof that the registration default continues. We have not filed a registration statement on Form S-3 and we have recorded a liability for $20,000 for the registration default for the months of February and March 2012.

On October 11, 2011, we entered into the Purchase Agreement with Lincoln Park Capital ("LPC"), whereby LPC agreed to purchase up to $15 million of our common stock over a thirty (30) month period. We also entered into a registration rights agreement with LPC pursuant to which we agreed to file a registration statement related to the transaction with the SEC covering the shares that have been issued or may be issued to LPC under the Purchase Agreement. The SEC declared the registration statement effective on October 31, 2011. Pursuant to the Purchase Agreement, we had the right, in our sole discretion, over a 30-month period following the effective date of the registration statement to sell up to $15 million of our common stock to LPC, depending on certain conditions as set forth in the Purchase Agreement.

There were no upper limits to the price LPC may pay to purchase shares of our common stock, and the purchase price of the shares related to the future funding under the Purchase Agreement was based on the prevailing market prices of the common stock immediately preceding the time of sales without any fixed discount. LPC did not have the right or the obligation to purchase any shares of our common stock on any business day that the price of the common stock was below the floor price of $1.00 per share as set forth in the Purchase Agreement. We could not issue more than 1,777,913 shares in connection with the Purchase Agreement, unless the average purchase price of all shares of common stock issued by us to LPC equaled or exceeded $2.25 per share.

In consideration for entering into the Purchase Agreement, we issued to LPC 145,279 shares of common stock as a commitment fee and were required to issue to LPC up to 290,557 shares of common stock pro rata when and if LPC purchased, at our discretion, the $15 million of common stock over the 30-month period. We also issued to LPC an additional 5,000 shares of common stock as an expense reimbursement. We terminated the Purchase Agreement effective March 20, 2012. Prior to the termination of the Purchase Agreement, we issued a total of 1,544,901 shares to LPC under this agreement and received proceeds of approximately $1.8 million.

In March 2012, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $1.1 million a registered direct offering of 1,600,002 units, each comprised of one share of our common stock and 0.5 of a warrant, each to purchase one share of our common stock, at a purchase price of $0.75 per unit. We issued an aggregate of 1,600,002 shares of common stock and warrants to purchase up to an aggregate of 800,001 shares of our common stock in connection with this offering.

During August 2012 we committed to issue to nine of our vendors an aggregate of approximately 3.6 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million.

As additional consideration for the Lease Termination Agreement, effective as of October 1, 2012, that we entered into with Ditty Properties Limited Partnership (the "Landlord") with respect to that certain Lease Agreement dated March 1, 2006 between our company and the Landlord regarding our facilities located at 3830 Monte Villa Parkway, Bothell, WA, we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were our shareholders prior to the sale.

NASDAQ Deficiency Notice - On March 25, 2011, we received a letter from the Listing Qualifications Department of The NASDAQ Stock Market ("NASDAQ") notifying us that we were not in compliance with the minimum $1.00 per share minimum bid price requirement for continued inclusion on The NASDAQ Global Market set forth in NASDAQ Marketplace Rule 5450(a)(1) (the "Rule"), as a result of the bid price of our common stock having closed below $1.00 for the 30 consecutive business days prior to the date of the letter. NASDAQ's letter advised us that we were provided 180 calendar days, or until September 21, 2011, to regain compliance by having the bid price of our common stock close at or above $1.00 per share for a minimum of 10 consecutive business days.

We did not regain compliance with the Rule on or prior to September 21, 2011 and, accordingly, on September 22, 2011, we received a staff determination letter from NASDAQ stating that our common stock would be subject to delisting from The Nasdaq Global Market as a result of the deficiency. On September 28, 2011, we requested a hearing before the NASDAQ Listing Qualifications Panel to review the staff determination. Following the hearing, which was held on October 27, 2011, the Listing Qualifications Panel granted our request to remain listed on The NASDAQ Global Market, and allowed us until January 31, 2012 to regain compliance with the Rule. On February 1, 2012, we were notified that the Listing Qualifications Panel had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX tier of the OTC Markets commencing on February 2, 2012, and it continued to trade on the OTCQX tier of the OTC Markets until July 10, 2012, following which it began trading on the OTC Pink tier of the OTC Markets.

Warrants - In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations.

On February 7, 2011, the exercise price of warrants to purchase 68,626 shares which we issued in November 2010 was adjusted to $10.60 per share. These warrants are no longer subject to adjustment except in connection with stock splits, dividends, and other similar events.

In February 2011, as part of a public offering, we issued warrants to purchase 111,308 shares of common stock at an exercise price of $8.00 per share. The warrants are exercisable until February 15, 2018, and the exercise price of such warrants is not subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of the warrants.

In May 2011, as part of a public offering, we issued 2,231,850 Series A Warrants to purchase shares of common stock at an initial exercise price of $3.90 per share, which exercise price is subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of such warrants. Our stockholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of our common stock from 90,000,000 to 180,000,000 shares at our 2011 Annual Meeting of Stockholders held on July 14, 2011, and we filed the certificate of amendment of our certificate of incorporation to effectuate such increase on July 18, 2011. In the event that we had not increased the authorized number of shares of our common stock on or prior to the first anniversary of the issuance of the Series A Warrants, we would have been required to pay the holders of the Series A Warrants liquidated damages in the aggregate amount of $2,500,000. The Series A Warrants are exercisable during the period beginning on May 21, 2012 and ending on May 21, 2017 and we will not be required to pay liquidated damages to the holders of the Series A Warrants. As of the date of this report, the exercise price of the Series A Warrants is $0.28 per share.

In May 2011, we also issued 2,231,850 Series B Warrants, each to purchase one unit consisting of one share of common stock and one Series A Warrant, at an initial exercise price of $3.10 per unit, subject to adjustment, during the period ending on July 12, 2011. From May 20, 2011 to June 30, 2011, 712,150 of the Series B Warrants were exercised, resulting in proceeds of approximately $2.2 million and the issuance of an additional 712,150 Series A Warrants. As per the terms of the Series B Warrants, the exercise price of the Series B Warrants adjusted to $1.28 per unit at the close of trading on July 5, 2011, which adjustment was retroactively effective to June 29, 2011. Holders of the Series B Warrants that were exercised during the period beginning on June 29, 2011 and ending on July 5, 2011 were entitled to a refund of a portion of their previously paid exercise price if the exercise price adjusted to less than $3.10 per unit. The amount of the refund for each Series B Warrant was equal to the difference between the initial exercise price of the Series B Warrant ($3.10 per unit) and the adjusted exercise price of the Series B Warrant ($1.28 per unit). An aggregate of 600,500 Series B Warrants were exercised on June 29 and June 30, with respect to which we paid a refund in the aggregate amount of approximately $1.1 million to the warrant holders on July 6, 2011 and the remaining $0.4 million was reclassified to equity. From July 1, 2011 to the expiration date of July 12, 2011, 1,517,200 Series B Warrants were exercised resulting in additional net proceeds of approximately $2.0 million and the issuance of an additional 1,517,200 Series A Warrants. Total net proceeds received from the exercises of the Series B Warrants was approximately $3.1 million. On July 12, 2011, the remaining 2,500 Series B Warrants expired unexercised.

On February 10, 2012, we entered into a Note and Warrant Purchase Agreement pursuant to which we issued to certain accredited investors 15% secured promissory notes in the aggregate principal amount of $1.5 million and warrants to purchase up to 3,690,944 shares of common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The purchase agreement and the notes issued pursuant thereto have been amended to extend the maturity date of the notes from May 14, 2012 until December 31, 2012, to issue warrants to purchase up to an additional 3,199,848 shares of our common stock to the noteholders, and to decrease the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share. In addition, we and the noteholders agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied our obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

On March 22, 2012, as part of a registered direct offering of shares of our common stock and warrants to purchase shares of our common stock, we entered into a Securities Purchase Agreement pursuant to which we issued warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable, and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

The following summarizes warrant activity during the years ended December 31, 2010 and 2011.

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, January 1, 2010	288,698	$61.60
Warrants issued	198,547	34.50
Warrants assumed in Cequent acquisition	1,055	17.50
Warrants exercised	(62,875)	40.08
Warrants terminated upon Cequent acquisition	(42,405)	46.00
Warrants outstanding, December 31, 2010	383,020	$46.40
Warrants issued	8,111,798	3.32
Warrants exercised or cancelled	(2,232,840)	1.40
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants expiring in 2013	1,310,884
Warrants expiring in 2014	95,632
Warrants expiring in 2015	280,431
Warrants expiring thereafter	4,575,031

Subscription investment units - In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 242,355 shares of common stock at a per share exercise price equal to the lesser of (i) $22.10, and (ii) 90% of the quotient of (x) the sum of the three lowest volume-weighted average price ("VWAP") of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). If after 120 calendar days from the closing date certain conditions are satisfied, including that the closing price of our common stock exceeds $47.80 for 10 consecutive trading days, and the daily volume of our common stock on each of such 10 consecutive trading days is greater than 40,000 shares per day, we shall have the right to require the buyers to exercise their subscription units upon five days' written notice. The following summarizes subscription investment unit activity during the years ended December 31, 2010 and 2011. On March 5, 2012, the remaining 25,000 subscription investment units expired unexercised.

	Unit Shares	Weighted Average Exercise Price
Subscription investment units outstanding, January 1, 2010	-	$-
Subscription investment units issued	242,355	22.10
Subscription investment units outstanding, December 31, 2010	242,355	12.50
Subscription investment units exercised	(217,355)	2.30
Subscription investment units outstanding, December 31, 2011	25,000	$0.89